Financial Expenses, Net	12 Months Ended
Dec. 31, 2011
Financial Expenses, Net [Abstract]
Financial Expenses, Net
Note 13 - Financial Expenses, Net

	Year ended December 31
	2011	2010	2009
Interest and exchange rate expenses on
long-term loans	166	159	192
Expenses on short-term credit and bank charges	464	342	245
Effect of exchange rate differences on other
expenses and net loss (gain) from derivative
Instruments	110	109	(14)
Other financing expenses (income), net	-	(1)	1

	740	609	424

The Company uses forward contracts and options to manage its foreign exchange rate exposures. Such transactions were not designated as hedging instruments for accounting purposes.